Prudential Investment Portfolios, Inc. 17

PGIM Total Return Bond Fund

PGIM Short Duration Multi-Sector Bond Fund

Prudential Investment Portfolios 9

PGIM Absolute Return Bond Fund

PGIM International Bond Fund

The Target Portfolio Trust

PGIM Core Bond Fund

Prudential Global Total Return Fund, Inc.

PGIM Global Total Return Fund

PGIM Global Total Return (USD Hedged) Fund

Prudential Investment Portfolios 2

PGIM Core Conservative Bond Fund

Prudential Investment Portfolios 3

PGIM Global Dynamic Bond Fund

PGIM Strategic Bond Fund

Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

(collectively referred to as the "Funds")

Supplement dated September 14, 2021 to each Fund's Currently Effective Summary Prospectus,

Prospectus and Statement of Additional Information (SAI)

You should read this Supplement in conjunction with each Fund's Summary Prospectus, Prospectus and SAI, as applicable, and retain it for future reference.

With respect to PGIM Total Return Bond Fund, PGIM Short Duration Multi-Sector Bond Fund, PGIM Absolute Return Bond Fund, PGIM Strategic Bond Fund, PGIM Balanced Fund and PGIM Core Bond Fund, Lindsay Rosner, CFA is added as portfolio manager to each Fund effective September 30, 2021.

With respect to PGIM Global Total Return Fund, PGIM Global Total Return (USD Hedged) Fund, PGIM International Bond Fund and PGIM Global Dynamic Bond Fund, Brett Bailey, CFA is added as portfolio manager to each Fund effective September 30, 2021. Additionally, Michael J. Collins, CFA will no longer serve a portfolio manager to each Fund effective September 30, 2021.

With respect to PGIM Core Conservative Bond Fund, Michael Marinelli is added as a portfolio manager to the Fund effective September 30, 2021.

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Effective September 30, 2021, each Fund's Summary Prospectus and Prospectus is revised as follows:

1.The table in the section of the applicable Summary Prospectus and Prospectus entitled "Management of the Fund" is hereby revised by adding the following:

PGIM Total Return Bond Fund, PGIM Short Duration Multi-Sector Bond Fund, PGIM Absolute Return Bond Fund, PGIM Strategic Bond Fund, PGIM Balanced Fund and PGIM Core Bond Fund:

Investment	Subadviser	Portfolio	Title	Service Date
Manager		Managers
PGIM Investments	PGIM Fixed	Lindsay Rosner,	Principal	September
LLC	Income	CFA		2021

PGIM Global Total Return Fund, PGIM Global Total Return (USD Hedged) Fund, PGIM International Bond Fund and PGIM Global Dynamic Bond Fund:

Investment	Subadviser	Portfolio	Title	Service Date
Manager		Managers
PGIM Investments	PGIM Fixed	Brett Bailey, CFA	Vice President and	September
LLC	Income		Portfolio Manager	2021

All references to Michael J. Collins, CFA are hereby removed.

PGIM Core Conservative Bond Fund:

Investment	Subadviser	Portfolio	Title	Service Date
Manager		Managers
PGIM Investments	PGIM Fixed	Michael Marinelli	Vice President and	September
LLC	Income		Portfolio Manager	2021

2.The section of the applicable Prospectus entitled "How the Funds are Managed – Portfolio Managers" is revised by adding the following:

PGIM Global Total Return Fund, PGIM Global Total Return (USD Hedged) Fund, PGIM International Bond Fund and PGIM Global Dynamic Bond Fund:

Brett Bailey, CFA, is a Vice President and portfolio manager for PGIM Fixed Income's Global Bond Team. Mr. Bailey provides analytical support and analysis to the Multi-Sector Team in country and sector allocation, and issue selection within government, sovereign, and agency securities for the Global Government portfolio management team. Prior to assuming his current position, he was a financial analyst in the Portfolio Analysis Group, responsible for performance attribution and providing daily risk analysis and analytic support to the Global Government and Emerging Market portfolio management teams. Mr. Bailey joined the Firm in 2007. He received a BS in Economics and Finance from Villanova University and holds the Chartered Financial Analyst (CFA) designation.

All references to Michael J. Collins, CFA are hereby removed.

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PGIM Core Conservative Bond Fund:

Michael Marinelli is a Vice President and portfolio manager for PGIM Fixed Income's U.S. Investment Grade Corporate Bond Team. In addition to his trading responsibilities, Mr. Marinelli provides portfolio management support to PGIM Fixed Income's Core Conservative Strategy. Prior to his current role, Mr. Marinelli was a member of the Portfolio Analysis Group within the Quantitative Research and Risk Management Group. Mr. Marinelli joined the Firm in 1996 and received a BS in Accounting from Rutgers University and an MBA in Financial Management from Pace University.

PGIM Total Return Bond Fund, PGIM Short Duration Multi-Sector Bond Fund, PGIM Absolute Return Bond Fund, PGIM Strategic Bond Fund, PGIM Balanced Fund and PGIM Core Bond Fund:

Lindsay Rosner, CFA, is Principal on the Multi-Sector Portfolio Management Team for PGIM Fixed Income. Her primary responsibilities are supporting our efforts in managing multi-sector portfolios across several mandates, including Core, Core Plus, and Core Conservative, both intermediate and long duration. Prior to joining the Firm in 2012, Ms. Rosner worked for Barclays Capital (and prior to that, Lehman Brothers) in New York City where she was a convertible bond trader, working with both hedge fund and traditional money management clients. Ms. Rosner is a graduate of Princeton University. She received a BA from the Woodrow Wilson School of Public and International Affairs. Ms. Rosner holds the Chartered Financial Analyst (CFA) designation.

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